PIMCO Variable Insurance Trust

Supplement Dated April 7, 2020 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2019, each as supplemented from time to time (each, a "Prospectus")

Effective immediately, the second and third paragraphs of the "Description of Principal Risks – Market Risk" section of each Prospectus are deleted and replaced with the following:

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Portfolio to lose value. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown, which could have an adverse impact on the Portfolio's investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Portfolio's investments. Any market disruptions could also prevent the Portfolio from executing advantageous investment decisions in a timely manner. To the extent that the Portfolio focuses its investments in a region enduring geopolitical market disruption, it will face higher risks of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Portfolio meets their individual financial needs and tolerance for risk.

Current market conditions may pose heightened risks with respect to the Portfolio's investment in fixed income securities. As discussed more under "Interest Rate Risk," interest rates in the U.S. are at or near historically low levels. Any interest rate increases in the future could cause the value of the Portfolio to decrease. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. If rising interest rates cause the Portfolio to lose enough value, the Portfolio could also face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio and its shareholders.

In addition, effective immediately, the first sentence of the fourth paragraph of the "Description of Principal Risks – Market Risk" section of each Prospectus is deleted and replaced with the following:

Exchanges and securities markets may close early, close late or issue trading halts on specific securities or generally, which may result in, among other things, the Portfolio being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_040720

PIMCO Variable Insurance Trust

Supplement Dated April 7, 2020 to the Prospectuses for each share class of PIMCO All Asset All Authority Portfolio, PIMCO All Asset Portfolio, PIMCO Balanced Allocation Portfolio, PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Dynamic Bond Portfolio, PIMCO Emerging Markets Bond Portfolio, PIMCO Global Bond Opportunities Portfolio (Unhedged), PIMCO Global Core Bond (Hedged) Portfolio, PIMCO Global Diversified Allocation Portfolio, PIMCO Global Managed Asset Allocation Portfolio, PIMCO High Yield Portfolio, PIMCO Income Portfolio, PIMCO International Bond Portfolio (Unhedged), PIMCO International Bond Portfolio (USD Hedged), PIMCO Long-Term U.S. Government Portfolio, PIMCO Low Duration Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, and PIMCO Total Return Portfolio, each dated April 30, 2019, each as supplemented from time to time (each, a "Prospectus")

Effective immediately, the second and third paragraphs of the "Description of Principal Risks – Market Risk" section of each Prospectus are deleted and replaced with the following:

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Portfolio to lose value. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown, which could have an adverse impact on the Portfolio's investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Portfolio's investments. Any market disruptions could also prevent the Portfolio from executing advantageous investment decisions in a timely manner. To the extent that the Portfolio focuses its investments in a region enduring geopolitical market disruption, it will face higher risks of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Portfolio meets their individual financial needs and tolerance for risk.

Current market conditions may pose heightened risks with respect to the Portfolio's investment in fixed income securities. As discussed more under "Interest Rate Risk," interest rates in the U.S. are at or near historically low levels. Any interest rate increases in the future could cause the value of the Portfolio to decrease. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. If rising interest rates cause the Portfolio to lose enough value, the Portfolio could also face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio and its shareholders.

In addition, effective immediately, the first sentence of the fourth paragraph of the "Description of Principal Risks – Market Risk" section of each Prospectus is deleted and replaced with the following:

Exchanges and securities markets may close early, close late or issue trading halts on specific securities or generally, which may result in, among other things, the Portfolio being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_040720

PIMCO Variable Insurance Trust

Supplement dated April 7, 2020 to the Statement of Additional Information dated April 30, 2019,

as supplemented from time to time (the "SAI")

Effective immediately, the following is added after the first paragraph of the "Investment Objectives and Policies – Portfolio Operations" section of the SAI:

Market Disruptions Risk. The Portfolios are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolios' service providers, including PIMCO as the Portfolios' investment adviser, rely, and could otherwise disrupt the Portfolios' service providers' ability to fulfill their obligations to the Portfolios.

The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff furloughs and reductions) and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolios. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Portfolios being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments. These and other developments may adversely affect the liquidity of the Portfolios' holdings (see "Liquidity Risk" in the Prospectuses for further details).

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_040720